Trading Activities and Related Risks (Details) (Fixed Income Securities [Member], Maximum [Member])	Dec. 31, 2014
Fixed Income Securities [Member] | Maximum [Member]
Trading Activities and Related Risks (Details) [Line Items]
Investment Owned, Percent of Net Assets	40.00%